VACATION OWNERSHIP MORTGAGES RECEIVABLE (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Oct. 01, 2014 USD ($)
VACATION OWNERSHIP MORTGAGES RECEIVABLE
Fair value of acquired loans				$ 37,500
Expected remaining principal payment and accrued interest	$ 38,000	$ 25,800	$ 38,000
Schedule of maturities for vacation ownership mortgages receivable
2016		5,913
2017		5,195
2018		4,410
2019		3,977
2020		4,142
2021 and thereafter		14,680
Total		38,317
Less: discount on acquired loans		(4,144)
Less: allowance for loan losses on originated loans	(347)	(1,935)	(347)
Net vacation ownership mortgages receivable	36,502	32,238	36,502
Net carrying amount		23,400
Accretable yield expected to be collected over the carrying amount
Balance, beginning of period	14,413	15,406
Accretion	(1,293)	(4,257)
Reclassification between nonaccretable difference	2,286	557
Balance, end of period	15,406	11,706	15,406
Nonaccretable difference, end of period balance	14,260	5,554	14,260
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	1,301	1,289	1,301
Receivables greater than 90 Days Past Due	$ 148	$ 233	$ 148
Weighted average FICO score within acquired loan pool | item	701	703	701
Weighted average FICO score within originated loan pool | item	718	716	718
Estimated interest rate on future defaulted loans		10.90%	11.20%
Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
2016		$ 5,313
2017		4,510
2018		3,665
2019		3,146
2020		3,217
2021 and thereafter		7,655
Total		27,506
Less: discount on acquired loans		(4,144)
Net vacation ownership mortgages receivable	$ 33,953	$ 23,362	$ 33,953
Weighted-average interest rate on vacation ownership mortgage receivables		14.00%
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	1,152	$ 1,046	1,152
Receivables greater than 90 Days Past Due	148	$ 206	148
Interest rate on vacation ownership mortgage receivables, minimum		12.50%
Interest rate on vacation ownership mortgage receivables, maximum		17.90%
Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
2016		$ 600
2017		685
2018		745
2019		831
2020		925
2021 and thereafter		7,025
Total	2,896	10,811	2,896
Less: allowance for loan losses on originated loans		(1,935)
Net vacation ownership mortgages receivable		$ 8,876
Weighted-average interest rate on vacation ownership mortgage receivables		13.90%
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	149	$ 243	149
Receivables greater than 90 Days Past Due	$ 0	$ 27	$ 0
Interest rate on vacation ownership mortgage receivables, minimum		12.90%
Interest rate on vacation ownership mortgage receivables, maximum		14.90%